Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
10.	Leases

	Balance Sheet	As of December 31,
Lease Assets and Liabilities	Classification	2022	2021
Right-of-use Assets
Operating lease assets	Other assets	$3,870	$1,268
Total right-of-use assets		3,870	1,268
Lease Liabilities
Operating lease liabilities, current	Other accrued liabilities	1,568	1,190
Operating lease liabilities, noncurrent	Noncurrent liabilities	2,786	211
Total lease liabilities		$4,354	$1,401

Supplemental information related to the Company’s leases follows:

	As of December 31,
	2022	2021
Right-of-use assets obtained in exchange for new operating leases	$—	$—
Weighted-average remaining lease term – operating leases	2.74 years	1.05 years
Weighted average discount rate-operating leases	4.92%	3.35%

The remaining lease payments under the Company’s leases follows:

Year ended December 31,	Operating Leases
2023	$1,741
2024	1,555
2025	1,341
2026	18
Total lease payments	$4,655
Less: interest	(301)
Present value of lease liabilities	$4,354

Lease expense for the years ended December 31, 2022, 2021 and 2020 totaled $2,063, $1,695 and $1,874, respectively. Of these amounts $1,851, $1,505 and $1,578 consist of operating lease costs for the years ended December 31, 2022, 2021 and 2020 while $212, $190 and $296 account for short-term lease costs for the same time period.